Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Notional Amounts of Derivatives

 The notional amounts of these derivatives as of December 31, 2012 were as follows:

$ in millions
Forward exchange contracts for conversion of:
Euros into Dollars	44.8

Japanese Yen into Dollars	62.7

Dollars into NIS	29.7

Korean Won into Dollars	11.1

Taiwan Dollars into Dollars	9.5

Activity in Accumulated Other Comprehensive Income

The following table summarizes activity in accumulated other comprehensive income related to derivatives classified as cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Balance at beginning of year	(600)	581	2,657
Unrealized gains (losses) from derivatives	498	(267)	4,399
Reclassifications into earnings from other comprehensive income (loss)	595	(805)	(6,444)
Tax effect	135	(109)	(31)

Balance at end of year	628	(600)	581

Company's Assets and Liabilities Measured on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Fair value measurements at reporting date using
	Level 1	Level 2	Level 3	Total
	$ in thousands
December 31, 2012:
Assets:
Derivative assets designated as hedging instruments		648		648

Derivative assets not designated as hedging instruments		1,690		1,690

Marketable Securities	15,026			15,026

Liabilities -
Derivative liabilities not designated as hedging instruments		573		573

December 31, 2011:
Assets:
Derivative assets designated as hedging instruments		11		11

Derivative assets not designated as hedging instruments		14		14

Liabilities -
Derivative liabilities designated as hedging instruments		575		575

Derivative liabilities not designated as hedging instrument		315		315

Activity for Financial Assets

The following table summarizes the activity for those financial assets (auction rate securities) where fair value measurements are classified as Level 3:

2011
$ in thousands
Balance at January 1, 2011	2,362
Amount realized	(1,967)
Net change in fair value:
Recorded as financial expenses	(395)

Balance at December 31, 2011	—